Basis of preparation of the consolidated financial statements - Revision - Earnings per share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revision of earnings per share
Earnings per share in US Dollars	$ 1.09	$ 1.15	$ (69.08)
Original
Disclosure of revision of earnings per share
Earnings per share in US Dollars		1.37	(74.60)
Adjustment
Disclosure of revision of earnings per share
Earnings per share in US Dollars		$ (0.22)	$ 5.52